Aug. 20, 2019
KP INTERNATIONAL EQUITY FUND

THE KP FUNDS

KP International Equity Fund

(the "Fund")

Supplement dated August 20, 2019

to the Prospectus dated May 1, 2019, as supplemented (the "Prospectus")

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Board of Trustees of The KP Funds has approved a new investment sub-advisory agreement between Callan LLC and Lazard Asset Management LLC ("Lazard"), with respect to the Fund. In connection with the approval, Lazard now serves as sub-adviser to the Fund. Additionally, Acadian Asset Management LLC ("Acadian"), an existing sub-adviser of the Fund, now manages an additional mandate for the Fund. Further, the Passive International Small Cap Equity Sub-strategy has been terminated. And further, the performance information for the Fund's broad-based index has been updated to reflect revised numbers.

Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of the third paragraph of the Fund's "Principal Investment Strategies" section on p. 26 is deleted and replaced with the following:

Each of the eight Sub-strategies is described below:

2.	The following is added at the end of the Fund's "Principal Investment Strategies" section on p. 31 and at the end of the Fund's "More Information about the Funds' Investment Objectives, Principal Investment Strategies and Principal Risks - The Funds' Principal Investment Strategies – International Fund" section on p. 72:

Active International Small Cap Equity #1: Acadian Asset Management LLC ("Acadian") manages the portion of the Fund's assets allocated to the Active International Small Cap Equity #1 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the MSCI EAFE Small-Cap Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI EAFE Small-Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. With over 2000 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. It is designed to be a broad measure of international developed small capitalization equity performance, excluding the U.S. and Canada

Under normal circumstances, Acadian will seek to invest the Sub-strategy's assets primarily in small capitalization stocks of foreign companies and depositary receipts. Acadian intends to invest primarily in the securities of foreign companies located in international developed markets, which Acadian considers to be companies that: have their principal securities trading market in an international developed country; alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in international developed countries; or are organized under the laws of, and have a principal office in, an international developed country. Acadian considers an "international developed country" to be any country in the MSCI EAFE Small-Cap Index plus Canada.

In selecting investments for the Sub-strategy, Acadian pursues an active, disciplined investment approach that forecasts returns for markets and securities using a range of quantitative factors related to valuation, earnings, quality, price patterns, economic data and risk. Buy and sell decisions are made objectively and driven by changes in expected returns on investments. In making buy and sell decisions, Acadian analyzes the risk and expected return characteristics of the portfolio's current holdings as compared to the entire investment universe. Pursuant to its investment strategies, Acadian may buy and sell securities frequently.

Given Acadian's objective, systematic investment process, less attractive securities are discarded from the portfolio while more attractive securities are added, provided that the cost of the purchase and sale of such securities do not exceed the expected value added to the portfolio of such investment decisions.

Active International Small Cap Equity #2: Lazard Asset Management LLC ("Lazard") manages the portion of the Fund's assets allocated to the Active International Small Cap Equity #2 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the MSCI EAFE Small-Cap Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI EAFE Small-Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. With over 2000 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. It is designed to be a broad measure of international developed small capitalization equity performance, excluding the U.S. and Canada.

Under normal circumstances, Lazard will seek to invest the Sub-strategy's assets in a broad investment universe of local non-U.S. stocks and depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts, real estate investment trusts, warrants and rights.

In selecting investments for the Sub-strategy, Lazard employs a core, bottom-up approach while avoiding unwanted top-down or macro exposures. Stocks are selected using an active, quantitatively based investment process that evaluates each company on a daily basis relative to global peers. Each company in the investable universe is measured daily in terms of its growth potential, valuation, market sentiment and financial quality. Portfolio risks are managed independently by maintaining exposures that are similar to the benchmark including region, industry, country, and beta.

3.	The following replaces the "Acadian Asset Management LLC" sub-section under the "Investment Sub-Advisers and Portfolio Managers" section on p. 36.

Acadian Asset Management LLC

Brendan Bradley, Ph.D., Executive Vice President and Chief Investment Officer, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception in 2014.

Harry Gakidis, Ph.D., Senior Vice President and Lead Portfolio Manager, Core has managed the portion of the Fund's assets allocated to Acadian since 2014.

Asha Mehta, CFA, Senior Vice President and Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception in 2014.

Ryan D. Taliaferro, Ph.D., Senior Vice President and Director, Equity Strategies, has managed the portion of the Fund's assets allocated to Acadian since 2017.

4.	The following is added in the appropriate alphabetical order of the Fund's "Investment Sub-Advisers and Portfolio Managers" section on p. 36-38:

Lazard Asset Management LLC:

Paul Moghtader, CFA, a Managing Director and Portfolio Manager/Analyst, has managed the portion of the Fund's assets allocated to Lazard since 2019.

Taras Ivanenko, PhD, CFA, a Portfolio Manager/Analyst, has managed the portion of the Fund's assets allocated to Lazard since 2019.

Ciprian Marin, a Director of Quantitative Research and Portfolio Manager/Analyst, has managed the portion of the Fund's assets allocated to Lazard since 2019.

Craig Scholl, CFA, a Portfolio Manager/Analyst, has managed the portion of the Fund's assets allocated to Lazard since 2019.

Susanne Willumsen, CFA, a Portfolio Manager/Analyst, has managed the portion of the Fund's assets allocated to Lazard since 2019.

Alex Lai, CFA, a Director and Portfolio Manager/Analyst, has managed the portion of the Fund's assets allocated to Lazard since 2019.

Jason Williams, CFA, a Portfolio Manager/Analyst, has managed the portion of the Fund's assets allocated to Lazard since 2019.

5.	The fourth paragraph of the Fund's "More Information about the Funds' Investment Objectives, Principal Investment Strategies and Principal Risks - The Funds' Principal Investment Strategies – International Fund" section on p. 66 is deleted and replaced with the following:

As of the date of this prospectus, the International Fund employs the following seven sub-advisers to manage separate Sub-strategies that, in the Adviser's view, complement one another: SSGA Funds Management, Inc. ("SSGA FM"), MFS Investment Management ("MFS"), Marathon Asset Management LLP ("Marathon-London"), Acadian Asset Management LLC ("Acadian"), Sprucegrove Investment Management Ltd. ("Sprucegrove"), William Blair Investment Management, LLC ("William Blair") and Lazard Asset Management LLC ("Lazard"). The Adviser seeks, through its allocation among Sub-strategies, to outperform the International Fund's benchmark with a similar level of risk. Each of the eight Sub-strategies is described below:

6.	The following is added as a new last sentence to the second paragraph under the "Sub-Advisers and Portfolio Managers" section on p. 97:

A discussion regarding the basis of the Board's approval of the investment sub-advisory agreement between the Adviser and Lazard and the Adviser and Acadian will be available in the Funds' Semi-Annual Report dated June 30, 2019, which will cover the period from January 1, 2019 through June 30, 2019.

7.	In the "Sub-Advisers and Portfolio Managers" section, the following replaces the "Acadian Asset Management LLC" sub-section on p. 104:

Acadian Asset Management LLC, 260 Franklin Street, Boston, Massachusetts 02110, serves as investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of December 31, 2018, Acadian had approximately $85.3 billion in assets under management.

Portfolio Managers:

Brendan Bradley, Ph.D., Executive Vice President and Chief Investment Officer, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception in 2014. Mr. Bradley has been with Acadian for 14 years and has 20 years of investment industry experience.

Harry Gakidis, Ph.D., Senior Vice President and Lead Portfolio Manager, Core, has managed the portion of the Fund's assets allocated to Acadian since 2014. Mr. Gakidis joined Acadian in June 2014 after most recently working as a senior quantitative strategist at Loomis Sayles, where he founded the firm's quantitative Strategy Lab and co-managed a U.S. equity long/short strategy. Prior to his work at Loomis Sayles, he was a fixed income quantitative risk and relative value specialist at Putnam Investments. In this role, he built and managed a book of systematic alpha strategies in domestic investment-grade and high-yield credit.

Asha Mehta, CFA, Senior Vice President and Lead Portfolio Manager, has managed the portion of the Fund's assets allocated to Acadian since the Fund's inception in 2014. Ms. Mehta has been with Acadian for 12 years and has 19 years of investment industry experience.

Ryan D. Taliaferro, Ph.D., Senior Vice President and Director, Equity Strategies, has managed the portion of Fund's assets allocated to Acadian since 2017. Mr. Taliaferro joined Acadian in 2011 as the lead portfolio manager for Acadian's Managed Volatility strategies. Prior to joining Acadian, Mr. Taliaferro was a faculty member in the finance unit at Harvard Business School, where he taught corporate finance and asset pricing. Prior to teaching, he was a consultant at the Boston Consulting Group.

8.	In the "Sub-Advisers and Portfolio Managers" section on p. 104-108, the following is added to the description of the Fund's sub-advisers and portfolio managers in the appropriate alphabetical order thereof:

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112, serves as an investment sub-adviser to a portion of the assets of the KP International Equity Fund. As of March 31, 2019, Lazard had approximately $211.50 billion in assets under management.

Portfolio Managers:

Paul Moghtader, CFA, is a Managing Director and Portfolio Manager/Analyst, leading Lazard's Equity Advantage team. Mr. Moghtader began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA). At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a Research Assistant. Mr. Moghtader has a Master of Management from Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader is a CFA® charterholder.

Taras Ivanenko, PhD, CFA, is a Portfolio Manager/Analyst on Lazard's Equity Advantage team. Mr. Ivanenko began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at SSgA. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an Analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko is a CFA® charterholder.

Ciprian Marin is a Director of Quantitative Research and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Mr. Marin began working in the investment field in 1997. Prior to joining Lazard in 2008, Mr. Marin was a Senior Portfolio Manager at SSgA, managing European, UK and Global funds. Prior to joining SSgA, Mr. Marin was a Quantitative Analyst at Citigroup. Previously, he was a quantitative research associate at Nikko Salomon Smith Barney. Mr. Marin has an MBA in Finance from the International University of Japan and a BS in International Economics from the Academy of Economic Studies Bucharest. Mr. Marin is a Certified Investment Adviser (UK).

Craig Scholl, CFA, is a Portfolio Manager/Analyst on Lazard's Equity Advantage team. Mr. Scholl began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at SSgA. Previously, he was Managing Director of Public Equities for the Virginia Retirement System. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant at InterSec Research and a Vice President in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the Boston Security Analysts Society. Mr. Scholl is a CFA® charterholder.

Susanne Willumsen is a Portfolio Manager/Analyst on Lazard's Equity Advantage team. Ms. Willumsen began working in the investment field in 1993. Prior to joining Lazard in 2008, Ms. Willumsen was Managing Director, Head of Active Equities Europe at SSgA. Prior to joining SSgA, Susanne traded equity derivatives for the proprietary desk at Investcorp. Ms. Willumsen received an MSc in Shipping, Trade and Finance from City University and a BSc in Management Studies from the University of Surrey.

Alex Lai, CFA, is a Director and Portfolio Manager/Analyst on Lazard's Equity Advantage team. Mr. Lai began working in the investment field in 2002. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group SSgA. Prior to that, Alex was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has an MSc in Finance from Boston College and a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Mr. Lai is a CFA® charterholder.

Jason Williams, CFA, is a Portfolio Manager/Analyst on Lazard's Equity Advantage team. Mr. Williams began working in the investment field in 2001. Prior to joining Lazard in 2008, Mr. Williams was a Quantitative Portfolio Manager in the Pan European Active Equities group at SSgA. Earlier at SSgA, he was a Portfolio Analyst within Active European Operations. He has an MA in Finance and Investment from the University of Exeter and a BSc Honours in Mathematics from Coventry University. Mr. Williams is a CFA® charterholder and a member of the UK Society of Investment Professionals (UKSIP).

9.	All references to the Passive International Small Cap Equity Sub-strategy are deleted.

10.	In the "Performance Information" section, the following replaces the information for the MSCI ACWI Ex-US IMI Index in the Average Annual Total Returns table on p. 35-36:

MSCI ACWI Ex-US IMI Index (reflects no deduction for fees, expenses, or taxes)	-14.76%	0.87%

Please retain this supplement for future reference.

KPF-SK-044-0100